Convertible Senior Notes (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Convertible Debt

The Convertible Notes consist of the following (in thousands):

	December 31, 2016	December 31, 2015
Liability component
Principal	$1,437,500	$1,437,500
Less: note discount and issuance costs	(89,344)	(112,508)

Net carrying amount	$1,348,156	$1,324,992

Equity component
Temporary Equity	$79,495	$—
Additional paid-in-capital	83,374	162,869

Total equity (including temporary equity)	$162,869	$162,869

Schedule of Interest Expense Recognized Related to Convertible Notes

The following table includes total interest expense recognized related to the Convertible Notes (in thousands):

	Year Ended December 31,
	2016	2015	2014
Contractual interest expense	$7,187	$7,188	$4,792
Amortization of debt issuance costs	3,863	3,974	2,461
Amortization of debt discount	33,014	32,039	20,832

	$44,064	$43,201	$28,085